Restructuring and Separation Costs (Tables)	12 Months Ended
Feb. 01, 2014
Charges Incurred Related to Restructuring and Separation Costs

The table below summarizes the charges and payments related to the Company’s restructuring and separation costs, which are included in the line items “Other Current Liabilities” in the Company’s Consolidated Balance Sheet:

	(in thousands)
	February 2, 2013	Charges	Cash Payments	February 1, 2014
Severance-Restructuring	$—	$924	$(924)	$—
Severance-Separation Cost	597	1,247	(1,611)	233

Total	$597	$2,171	$(2,535)	$233

	(in thousands)
	January 28, 2012	Charges	Cash Payments	February 2, 2013
Severance-Restructuring	$—	$1,225	$(1,225)	$—
Severance-Separation Cost	979	1,774	(2,156)	597

Total	$979	$2,999	$(3,381)	$597